As filed with the Securities and Exchange Commission on January 12, 2012

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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                   FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY



                 Investment Company Act file number 811-08043


          -----------------------------------------------------------


                              THE BERKSHIRE FUNDS
              (Exact name of registrant as specified in charter)

                          475 Milan Drive, Suite #103
                            San Jose, CA 95134-2453
               (Address of principal executive offices)(Zip code)


          -----------------------------------------------------------


                              MALCOLM R. FOBES III
                              The Berkshire Funds
                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Name and address of agent for service)

                                  COPIES TO:

                          DONALD S. MENDELSOHN, ESQ.
                               Thompson Hine LLP
                               312 Walnut Street
                                  14th Floor
                            Cincinnati, Ohio 45202


                                1-408-526-0707
              Registrant's telephone number, including area code


          -----------------------------------------------------------


Date of fiscal year end: December 31, 2011

Date of reporting period: September 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS


                                      *
                       -------------------------------
               SCHEDULE OF INVESTMENTS - BERKSHIRE FOCUS FUND
                        September 30, 2011 (unaudited)

Shares                                                         Value

            COMMON STOCKS - 97.06%                       $ 33,293,112
            =========================================================
            (Cost $34,857,560)

            APPAREL CLOTHING - 11.14%                       3,820,246
            ---------------------------------------------------------
 28,805     Lululemon Athletica, Inc.*                      1,402,515
  6,255     Ralph Lauren Corp.                                811,273
 24,190     Under Armour, Inc. (Class A)*                   1,606,458

            BEVERAGES - 2.09%                                 717,961
            ---------------------------------------------------------
  7,725     Green Mountain Coffee Roasters, Inc.*             717,961

            BUSINESS SOFTWARE & SERVICES - 0.00%                  314
            ---------------------------------------------------------
      5     Cognizant Technology Solutions Corp. (Class A)*       314

            COMMUNICATIONS EQUIPMENT - 0.00%                      243
            ---------------------------------------------------------
      5     QUALCOMM, Inc.                                        243

            COMPUTER HARDWARE - 24.52%                      8,410,012
            ---------------------------------------------------------
 22,055     Apple, Inc.*                                    8,410,012

            GROCERY STORES - 4.82%                          1,652,670
            ---------------------------------------------------------
 25,305     Whole Foods Market, Inc.                        1,652,670

            INTERNET SOFTWARE & SERVICES - 28.57%           9,799,559
            ---------------------------------------------------------
 22,635     Amazon.com, Inc.*                               4,894,366
     10     Baidu, Inc. - ADR*                                  1,069
 32,750	    Expedia, Inc.				      843,312
    115     Google, Inc. (Class A)*                            59,229
      5     IAC/InterActiveCorp*                                  198
  2,255     Priceline.com, Inc.*                            1,013,532
 11,735     Salesforce.com, Inc.*                           1,341,076
125,040     Yahoo!, Inc.*                                   1,646,777

            NETWORKING & TELECOM EQUIPMENT - 0.00%                949
            ---------------------------------------------------------
      5     Acme Packet, Inc.*                                    213
      5     Aruba Networks, Inc.*                                 104
     25     Juniper Networks, Inc.*                               432
     10     Riverbed Technology, Inc.*                            200

            PHARMACEUTICALS - 4.88%                         1,674,528
            ---------------------------------------------------------
 26,140     Alexion Pharmaceuticals, Inc.*                  1,674,528

            RECREATIONAL VEHICLES - 0.32%                     108,435
            ---------------------------------------------------------
  2,170     Polaris Industries, Inc.                          108,435

            RESTAURANTS - 7.63%                             2,619,003
            ---------------------------------------------------------
  8,645     Chipotle Mexican Grill, Inc. (Class A)*         2,619,003

            RETAIL - 4.38%                                  1,501,299
            ---------------------------------------------------------
 24,125     Ulta Salon, Cosmetics & Fragrance, Inc.*        1,501,299

            SEMICONDUCTORS - 4.08%                          1,399,607
            ---------------------------------------------------------
 42,710     Avago Technologies Ltd.                         1,399,607

            SOFTWARE - 4.63%                                1,588,011
            ---------------------------------------------------------
 27,155     Check Point Software Technologies Ltd.*         1,432,698
      5     F5 Networks, Inc.*                                    355
     10     Fortinet, Inc.*                                       168
      5     Informatica Corp.*                                    205
      5     Oracle Corp.                                          144
      5     TIBCO Software, Inc.*                                 112
  1,920     VMware, Inc. (Class A)*                           154,329

            STORAGE DEVICES - 0.00%                               275
            ---------------------------------------------------------
      5     EMC Corp.*                                            105
      5     NetApp, Inc.*                                         170

            EXCHANGE TRADED FUNDS - 3.96%                   1,360,518
            =========================================================
            (Cost $1,493,507)
 18,650     ProShares Ultra QQQ                             1,360,518


            TOTAL INVESTMENT SECURITIES - 101.02%          34,653,630
            =========================================================
            (Cost $36,351,067)

            LIABILITIES IN EXCESS OF OTHER ASSETS - (1.02%)  (351,013)
            ---------------------------------------------------------

            NET ASSETS - 100.00%                         $ 34,302,617
            =========================================================
            Equivalent to $11.76 per share


   *Non-income producing
   ADR - American Depositary Receipt


The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments                  $ 36,351,067
                                       ==========
Gross unrealized appreciation             538,785
Gross unrealized depreciation          (2,236,222)
                                       ----------
Net unrealized depreciation          $ (1,697,437)


*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.


The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determina-tion. Various inputs are used in determining the value of the Fund's invest-ments. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assump-tions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of September 30, 2011:

                                       Level 1   Level 2   Level 3      Total
------------------------------------------------------------------------------
Common Stocks
   Internet Software & Services   $   9,799,559     -        -   $   9,799,559
   Computer Hardware                  8,410,012     -        -       8,410,012
   Apparel Clothing                   3,820,246     -        -       3,820,246
   Restaurants                        2,619,003     -        -       2,619,003
   Pharmaceuticals                    1,674,528     -        -       1,674,528
   Grocery Stores                     1,652,670     -        -       1,652,670
   Software                           1,588,011     -        -       1,588,011
   Retail                             1,501,299     -        -       1,501,299
   Semiconductors                     1,399,607     -        -       1,399,607
   Beverages                            717,961     -        -         717,961
   Recreational Vehicles                108,435     -        -         108,435
   Networking & Telecom Equipment           949     -        -             949
   Business Software & Services             314     -        -             314
   Storage Devices                          275     -        -             275
   Communications Equipment                 243     -        -             243
                                    ------------------------------------------
Total Common Stocks                  33,293,112     -        -      33,293,112

Exchange Traded Funds                 1,360,518     -        -       1,360,518
                                    ------------------------------------------
Total Investments                 $  34,653,630     -        -   $  34,653,630
------------------------------------------------------------------------------

There were no significant transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report. It is the Fund's policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

In May 2011, the FASB issued AU No. 2011-04 "Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements" in GAAP and the International Financial Reporting Standards ("IFRSs"). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact of these amendments and does not believe they will have a material impact on the Company's financial statements.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act)(17 CFR 270.30a-3(b)) that occurred during the Registrant's last fiscal quarter that have mat-erially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.




SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Berkshire Funds

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Executive Officer

Date: January 12, 2012


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the fol-lowing person on behalf of the registrant and in the capacities and on the date indicated.

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
President, Treasurer and Chief Executive Officer

Date: January 12, 2012